Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/01
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  OVMC IV, L.L.C.
________________________________________________________________________________

Address:  2420 Carillon Point, Kirkland, WA 987033______________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-06211_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Charles P. Waite, Jr.

Title:  Managing Member

Phone:  425-889-9192

Signature, Place, and Date of Signing:

/s/ Charles P. Waite, Jr._______________________________________________________
[Signature]

Kirkland, WA____________________________________________________________________
[City, State]

May 11, 2001____________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $40,203
                                       (thousands)

List of Other Included Managers:         None

                                                   FORM 13F INFORMATION TABLE


                                                        VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- ---------  --------- ----------  ---  ----  ------- --------  --------  --------  ------
Loudeye Technologies, Inc.  Common        91972C106      2,734     3,644,754 SH          Sole            3,644,754     0       0
Openwave Systems, Inc.      Common        683718100      2,313       116,590 SH          Sole              116,590     0       0
Rosetta Inpharmatics, Inc.  Common        777777103      7,632       847,990 SH          Sole              847,990     0       0
SignalSoft Corporation      Common        82668M102      8,923     1,133,068 SH          Sole            1,133,068     0       0
Vascular Solutions, Inc.    Common        92231M109      4,350       696,015 SH          Sole              696,015     0       0
Seattle Genetics, Inc.      Common        812578102     14,252     2,850,340 SH          Sole            2,850,340     0       0
                                          ---------     ------
                                          Total Value   40,203
